Organization - Liquidity (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Organization
Cash		$ 33,884	$ 51,623	$ 54,387	$ 15,632
Proceeds from equity financing	$ 35,000
Proceeds from debt financing	$ 20,000